UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit / Retained Earnings	Statutory Reserve.	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Class A ordinary shares	Class B ordinary shares	Total
Balance at the beginning at Oct. 31, 2020	$ 3,750	$ 1,250	$ 7,696,468		$ 884,076	$ 170,066	$ (117,392)	$ 495			$ 8,638,713
Balance at the beginning (in shares) at Oct. 31, 2020	3,750,000	1,250,000
Increase (Decrease) in Stockholders' Equity
Sale of ordinary shares, net	$ 3,075	$ 0	9,912,918		0	0	0	0			9,915,993
Sale of ordinary shares, net (in shares)	3,075,000	0
Net loss	$ 0	$ 0	0		(403,935)	0	0	(1)			(403,936)
Foreign currency translation adjustment	0	0	0		0	0	297,220	17			297,237
Balance at the end at Apr. 30, 2021	$ 6,825	$ 1,250	17,609,386		480,141	170,066	179,828	511			18,448,007
Balance at the end (in shares) at Apr. 30, 2021	6,825,000	1,250,000
Balance at the beginning at Oct. 31, 2021	$ 10,100	$ 1,250	39,776,761	$ 0	(1,090,060)	199,653	96,709	489			38,994,902
Balance at the beginning (in shares) at Oct. 31, 2021	10,100,000	1,250,000							10,100,000	1,250,000
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary share for services	$ 2,136	$ 0	2,586,692	0	0	0	0	0			2,588,828
Issuance of ordinary share for services (in shares)	2,136,000	0
Treasury stock purchase	$ 0	$ 0	0	$ 0	0	0	0	0			0
Treasury stock purchase (in shares)	0	0		450,000
Net loss	$ 0	$ 0	0	$ 0	(3,503,707)	0	0	(20)			(3,503,727)
Foreign currency translation adjustment	0	0	0	0	0	0	(947,898)	(14)			(947,912)
Balance at the end at Apr. 30, 2022	$ 12,236	$ 1,250	$ 42,363,453	$ 0	$ (4,593,767)	$ 199,653	$ (851,189)	$ 455			$ 37,132,091
Balance at the end (in shares) at Apr. 30, 2022	12,236,000	1,250,000		450,000					12,236,000	1,250,000